Income Taxes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 22, 2008	Dec. 31, 2016 USD ($) jurisdiction $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of loss before income taxes
Income (Loss) before income tax expenses		$ 109,980	$ 36,780	$ (64,340)
Loss from non-China operations		(60,193)	(28,016)	(54,073)
Income (Loss) from China operations		170,173	64,796	(10,267)
Income tax expense applicable to China operations		$ 4,316	$ 2,591	$ 1,128
Effective tax rate for China operations (as a percent)		2.50%	4.00%	(11.00%)
Loss from the change in fair value of investor option liability				$ 46,972
Loss from investment impairments		$ (31,586)	$ (6,608)	$ (2,521)
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 129,300	$ 160,500
Composition of income tax expenses for China operations
Deferred tax expenses (benefits)		(4,630)	(977)	$ 866
Current income tax expenses		8,946	3,568	262
Income tax expenses		$ 4,316	$ 2,591	$ 1,128
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%
Effect on tax holiday (as a percent)		(29.60%)	(24.20%)
Permanent differences (as a percent)		1.20%	0.50%	2.20%
Change in valuation allowance (as a percent)		5.90%	2.70%	(38.20%)
Effective tax rate for China operations (as a percent)		2.50%	4.00%	(11.00%)
Deferred tax assets:
Net operating loss carry forwards		$ 32,158	$ 41,604
Less: valuation allowance		(32,158)	(41,604)
Depreciation, accounts receivable, accrued and other liabilities		13,957	4,550
Less: valuation allowance		(8,576)	(3,057)
Net deferred tax assets		5,381	1,493
Valuation allowance on deferred tax assets		40,700	44,700
Deferred tax liabilities:
Acquired intangible assets		274	477
Depreciation		362	295
Others		181	566
Total deferred tax liabilities		$ 817	1,338
Historical rate for valuing deferred tax assets (as a percent)		25.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of tax exemption		$ 50,400	$ 15,700
Effect of tax exemption on basic net income per share (USD per share) | $ / shares		$ 0.23	$ 0.08
Non- China
Components of loss before income taxes
Loss from the change in fair value of investor option liability				$ 47,000
Loss from investment impairments		$ 23,800
Cayman Islands
Components of loss before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of loss before income taxes
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Net operating loss carry forwards		$ 1,400
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		16.50%	16.50%	16.50%
China
Components of loss before income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | Software enterprise
Components of loss before income taxes
Period of income tax exemption	2 years
Reduction in preferential tax rate (as a percent)	50.00%
Preferential statutory rate (as a percent)	12.50%
Period of reduced preferential income tax rate	3 years